RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about quantitative information about right-of-use assets [Table Text Block]
	Land and	Machinery and
	Buildings	Equipment	Total
At December 31, 2023	$8,523	$18,761	$27,284
Additions	299	7,693	7,992
Remeasurements	236	921	1,157
Depreciation and amortization	(2,012)	(10,522)	(12,534)
At December 31, 2024	$7,046	$16,853	$23,898
Acquisition of Gatos (Note 4)	281	-	281
Additions	181	185	366
Remeasurements	(242)	5,166	4,924
Depreciation and amortization	(2,244)	(12,757)	(15,001)
At December 31, 2025	$5,022	$9,447	$14,469